Condensed consolidated interim statement of changes in equity - CHF (SFr) SFr in Thousands		Total	Share capital	Additional paid-in capital	Treasury share reserve	Cumulative losses
Equity at beginning of period at Dec. 31, 2023		SFr 176,429	SFr 3,635	SFr 365,530	SFr (981)	SFr (191,755)
Net result		(26,407)				(26,407)
Remeasurement of net pension liabilities		3,532				3,532
Exchange differences on translating foreign operations		(4)				(4)
Total comprehensive result, attributable to shareholders		(22,879)				(22,879)
Share-based compensation costs	[1]	1,983		1,983
Exercise of stock options, net of transaction costs		36	33	3
Equity at end of period at Jun. 30, 2024		155,569	3,668	367,516	(981)	(214,634)
Equity at beginning of period at Dec. 31, 2024		141,636	4,036	384,875	(981)	(246,293)
Net result		(37,167)				(37,167)
Remeasurement of net pension liabilities		71				71
Exchange differences on translating foreign operations		7				7
Total comprehensive result, attributable to shareholders		(37,089)				(37,089)
Share-based compensation costs	[1]	2,370		2,370
Issuance of new shares under LTI plans, net of transaction costs		1	1
Exercise of LTI plans, net of transaction costs		61		(110)	171
Treasury shares withheld to cover social security and tax		(316)			(316)
Equity at end of period at Jun. 30, 2025		SFr 106,662	SFr 4,037	SFr 387,134	SFr (1,127)	SFr (283,383)

[1]	See note 5.4